UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08025
                                  ----------------------------------------------

                            Global Income Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  11 Hanover Square, 12th Floor, New York, NY                   10005
--------------------------------------------------------------------------------
   (Address of principal executive offices)                   (Zip code)

                          Thomas B. Winmill, President
                            Global Income Fund, Inc.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-344-6310
                                                   ----------------

Date of fiscal year end:    12/31
                        ------------

Date of reporting period:       09/30/04
                         ---------------------

Item 1. Schedule of Investments

September 30, 2004 (Unaudited)
                                                                       Principal
Debt Securities - 80.64%                                                 Amount          Value
                                                                     -------------  --------------
Australia - 6.57%
BHP Finance Ltd., 6.25%, 8/15/2008                                     1,000,000           730,450
National Australia Bank, 8.60%, 5/19/2010                              1,000,000         1,202,814
Principal Financial Group, 8.20%, 8/15/2009                              300,000           352,173
                                                                                    --------------
                                                                                         2,285,437
                                                                                    --------------

Canada - 3.91%
Province of Quebec, 5.50%, 2/05/2010                                   1,000,000         1,358,445
                                                                                    --------------

Cyprus - 1.82%
Republic of Cyprus, 4.375%, 7/15/2014                                    500,000           631,885
                                                                                    --------------

Denmark - 12.91%
Deutsche Ausgleichsbank, 5.75%, 12/07/2011                               700,000         1,313,791
Dresdner Bank, 7.75%, 12/07/2007                                       1,000,000         1,918,371
Kredit Wiederauf, 3.50%, 4/17/2009                                     1,000,000         1,256,257
                                                                                    --------------
                                                                                         4,488,419
                                                                                    --------------

France - 7.48%
Elf Aquitaine, 4.50%, 3/23/2009                                        1,000,000         1,293,487
Social National Chemins Fer Fra, 4.625%, 10/25/2009                    1,000,000         1,308,096
                                                                                    --------------
                                                                                         2,601,583
                                                                                    --------------

Germany - 7.66%
European Investment Bank, 5.50%, 12/07/2011                              738,000         1,366,287
Vodafone Group PLC, 4.625%, 1/31/2008                                  1,000,000         1,296,068
                                                                                    --------------
                                                                                          2,662,355
                                                                                    --------------

Hungary - 1.81%
Republic of Hungary, 4.00%, 9/27/2010                                    500,000            630,794
                                                                                    --------------

Italy - 1.82%
Enel-Societa Per Azioni, 4.75%, 6/12/2018                                500,000            633,807
                                                                                    --------------

Korea - 1.52%
Korea Development Bank, 5.75%, 09/10/2013                                500,000            528,238
                                                                                    --------------

Netherlands - 7.56%
ABN Amro Bank, N.V., 4.75%, 1/04/2014                                    500,000           645,884
Aegon N.V., 4.625%, 4/16/2008                                          1,000,000         1,293,441
Koninklijke Philips Electronics, 6.125%, 5/16/2011                       500,000           691,282
                                                                                    --------------
                                                                                         2,630,607
                                                                                    --------------

Sweden - 3.82%
Kingdom of Sweden, 5.00%, 1/28/2009                                    1,000,000         1,329,753
                                                                                    --------------

United Kingdom - 7.07%
National Westminster Bank, 7.375%, 10/01/2009                          1,000,000         1,156,841
Tesco PLC, 4.75%, 4/13/2010                                            1,000,000         1,302,126
                                                                                    --------------
                                                                                         2,458,967
                                                                                    --------------


Schedule of Investments - continued

September 30, 2004 (Unaudited)

                                                                       Principal
Debt Securities - 80.64% - continued                                     Amount           Value
                                                                      ------------    -------------
United States  - 16.69%
CIT Rv Trust 1998-A, 6.29%, 1/15/2017                                    500,000         $ 519,541
Federal Farm Credit Bank, 4.73%, 6/13/2018                               250,000           242,903
Federal Home Loan Bank, 2.625%, 10/16/2006                             2,000,000         1,991,956
General Electric Capital Corp., 4.75%, 2/13/2019                         500,000           492,271
International Bank Recon & Development, 5.05%, 5/29/2008               1,200,000         1,272,960
Toyota Motor Credit Corp., 4.125%, 1/15/2008                           1,000,000         1,282,810
                                                                                     -------------
                                                                                         5,802,441
                                                                                     -------------

TOTAL DEBT SECURITIES (Cost $27,581,036)                                                28,042,731
                                                                                     -------------


Preferred Stocks - 6.13%

BAC Capital Trust II, 7.00%                                                5,000           132,000
BAC Capital Trust III, 7.00%                                               5,000           132,350
Corporate-Backed Trust Certificates, 6.00%                                 5,000           118,250
Corporate-Backed Trust Certificates, 8.20%                                25,000           662,500
Disney (Walt) Company, 7.00%                                              20,000           530,200
General Motors Corp., 7.25%                                               10,000           255,200
SATURNS SM, 5.875%                                                         5,000           118,450
Wells Fargo Capital Trust V, 7.00%                                         6,900           182,229
                                                                                     -------------
TOTAL PREFERRED STOCK (Cost $2,047,500)                                                  2,131,179
                                                                                     -------------


Short Term Investments - 11.37%

State Street Repurchase Agreement, 0.35%, 10/01/2004                   2,935,639        2,935,639
U.S. Treasury Note, 1.875%, 7/15/2013                                  1,000,000        1,017,305
                                                                                     ------------
TOTAL SHORT TERM INVESTMENTS (Cost $3,939,209)                                          3,952,944
                                                                                     ------------

TOTAL INVESTMENTS (Cost $33,567,745) - 98.14%                                        $ 34,126,854
                                                                                     ------------

Other assets less liabilities - 1.86%                                                     645,738
                                                                                     ------------

TOTAL NET ASSETS - 100.00%                                                           $ 34,772,592
                                                                                     ============


Note:  The Market Value is stated in U.S. dollars.

Midas Funds
Global Income Fund
Schedule of Investments - Continued
September 30, 2004 (Unaudited)

Tax Related
Unrealized appreciation                                                                 $ 670,878
Unrealized depreciation                                                                  (111,769)
                                                                                     ------------
Net unrealized appreciation                                                             $ 559,109
                                                                                     ============

Aggregate cost of securities for income tax purposes                                 $ 33,567,745
                                                                                     ============


Item 2. Controls and Procedures

(a) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GLOBAL INCOME FUND, INC.

By: /s/ Thomas B. Winmill
    -----------------------------
    Thomas B. Winmill, President

Date: November 29, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
    -----------------------------
    Thomas B. Winmill, President

Date: November 29, 2004

By: /s/ William G. Vohrer
    -----------------------------
    William G. Vohrer, Treasurer

Date: November 29, 2004

                                 EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)